Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other non-current liabilities

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014

Deferred revenue	19.9	39.9
Derivative financial instruments(1)	2.3	2.5
Total non-current liabilities	22.2	42.4

(1)	Derivative financial instruments consist of unrealized losses on interest rate swaps. Additional disclosure has been provided in Note 22.